PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2024	2025
	RMB	RMB
Cost
Land	39,312	42,439
Buildings	342,673	342,706
Electronic equipment	139,418	173,819
Leasehold improvements	81,431	112,866
Machinery and equipment	350,483	533,554
Furniture and fixture	193,190	193,318
Transportation vehicles	6,487	8,158
Total cost	1,152,994	1,406,860
Less: accumulated depreciation	(274,177)	(363,172)
Less: impairment provision	—	(21,845)
Property and equipment, net	878,817	1,021,843
Construction in Progress	65,401	77,440
Total	944,218	1,099,283